UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Operations Balancing Specialist
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 09/30/1999
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   150

Form 13F Information Table Value Total:   $597,471
                                          (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFLAC Inc.                        Common         001055102  1,776,996  43,013         Defined               40,513             2,500
ANB Corporation                   Common         001926104 17,762,745 520,520         Defined              368,675           151,845
AT&T Corp.                        Common         001957109    665,245  15,293         Defined               15,068               225
Abbott Laboratories, Inc.         Common         002824100 11,593,725 309,166         Defined              270,966            38,200
Albertson's Inc.                  Common         013104104  2,315,582  57,530         Defined               57,330               200
Allied Signal Inc.                Common         019512102  2,447,084  41,301         Defined               38,901             2,400
Alltel Corp.                      Common         020039103  1,730,991  25,155         Defined               25,005               150
Alltrista Corp.                   Common         020040101  1,882,217  72,218         Defined               17,523            54,695
American Express co.              Common         025816109    277,143   2,075           Sole                 2,075                 0
American General Corp             Common         026351106  3,098,576  48,510         Defined               44,430             4,080
American Home Products Co         Common         026609107  2,562,352  61,465         Defined               39,065            22,400
American Intl Group Inc.          Common         026874107 18,537,812 216,500         Defined              184,777            31,723
Ameritech Corp. New               Common         030954101 17,191,408 261,216         Defined              226,731            34,485
Anheuser-Busch Cos Inc.           Common         035229103  2,390,048  34,235         Defined               33,435               800
Associates First Capital Corp.    Common         046008108    592,806  16,582         Defined               16,307               275
Automatic Data Processing         Common         053015103  4,397,270 101,671         Defined               76,871            24,800
Avery Dennison Corp.              Common         053611109  5,690,700 108,653         Defined              107,578             1,075
BP Amoco PLC SPONS ADR            Common         055622104 22,761,693 212,353         Defined              192,313            20,040
BMC Software, Inc.                Common         055921100  3,039,405  44,945         Defined               44,320               625
Ball Corp.                        Common         058498106 34,536,993 789,417         Defined              327,405           462,012
Bank One Corp                     Common         06423A103  3,899,706 113,446         Defined              112,546               900
Bellsouth Corp.                   Common         079860102 10,183,522 225,359         Defined              198,259            27,100
Bestfoods                         Common         08658U101  1,027,775  20,975         Defined               20,800               175
Bristol Myers Squibb Co.          Common         110122108  2,563,342  39,135         Defined               38,935               200
Cardinal Health Inc.              Common         14149Y108  1,603,460  30,006         Defined               29,731               275
Carnival Corp. Com Stock          Common         143658102  6,757,380 160,890         Defined              151,990             8,900
Central Newspapers                Common         154647101  2,391,625  53,000           Sole                53,000                 0
Chase Manhattan Corp New          Common         16161A108    226,300   3,100           Sole                 3,100                 0
Chevron Corporation               Common         166751107    242,517   2,750           Sole                 2,750                 0
Cinergy Corporation               Common         172474108    567,327  20,490           Sole                20,490                 0
Cisco Systems                     Common         17275R102 11,246,765 168,332         Defined              164,532             3,800
Citigroup, Inc.                   Common         172967101  2,940,050  68,873         Defined               68,348               525
Coca Cola Company                 Common         191216100  4,258,136  87,123         Defined               86,283               840
Colgate-Palmolive                 Common         194162103  3,465,319  75,230         Defined               74,505               725
Converse Technology Inc.          Common         205862402    222,589   2,436           Sole                 2,436                 0
Conagra Inc.                      Common         205887102    391,781  17,080           Sole                17,080                 0
Concord EFS Inc.                  Common         206197105    696,808  32,985         Defined               32,797               188
Constellation Energy Group Inc.   Common         210371100    659,756  23,775         Defined               23,775                 0
Costo WHSL Corp. New Com          Common         22160K105    203,031   2,885           Sole                 2,885                 0
Cox Communications Inc. CL A      Common         224044107    967,506  23,526         Defined               15,259             8,267
Dana Corporation                  Common         235811106    222,686   6,101           Sole                 6,101                 0
Dayton-Hudson Corp.               Common         239753106  6,798,352 116,460         Defined              114,260             2,200
Dell Computer                     Common         247025109  7,559,614 177,610         Defined              175,880             1,730
The Walt Disney Company           Common         254687106    356,313  13,606           Sole                13,606                 0
Dover Corp.                       Common         260003108  2,137,681  53,525         Defined               39,825            13,700
Dow Chemical Co.                  Common         260543103    269,806   2,450           Sole                 2,450                 0
EMC Corporation                   Common         268648102 11,973,410 170,440         Defined              159,165            11,275
Electronic Data Systems Corp (New)Common         285661104    452,567   8,410           Sole                 8,410                 0
Emerson Electric Co.              Common         291011104    342,225   5,400           Sole                 5,400                 0
Equifax Inc.                      Common         294429105  2,620,240  93,580         Defined               93,005               575
Exxon Corp.                       Common         302290101 11,302,349 151,202         Defined              144,802             6,400
FPL Group Inc.                    Common         302571104  2,797,476  55,810         Defined               55,535               275
Fastenal Co.                      Common         311900104    234,690   5,000         Defined                    0             5,000
FDX Corp.                         Common         31304N107    832,200  21,900         Defined               21,850                50
Federal Home Loan Mtg Cor         Common         313400301    311,983   6,080           Sole                 6,080                 0
Federal National Mortgage         Common         313586109  5,023,543  81,850         Defined               78,600             3,250
First Merchants Corp.             Common         320817109  1,852,773  79,050         Defined               35,526            43,524
Firstar Corp. New Wis             Common         33763V109  1,756,010  72,788         Defined               72,104               684
GTE Corp.                         Common         362320103  4,655,877  62,495           Sole                62,495                 0
The Gap, Inc.                     Common         364760108  1,236,645  39,336         Defined               36,261             3,075
General Electric Company          Common         369604103 21,835,268 187,527         Defined              159,002            28,525
General Motors Corp.              Common         370442105    427,805   6,838           Sole                 6,838                 0
Gillette Company                  Common         375766102    687,251  20,553         Defined               20,253               300
Guidant Corp                      Common         401698105  2,302,790  46,345         Defined               43,720             2,625
Hewlett-Packard Co.               Common         428236103  7,636,676  85,565         Defined               73,665            11,900
Hillenbrand Industries IN         Common         431573104    462,272  16,925         Defined               16,225               700
Home Depot Inc.                   Common         437076102 14,259,342 212,826         Defined              202,176            10,650
Illinois Tool Works Inc.          Common         452308109  8,964,830 122,700         Defined              109,150            13,550
Indiana Energy Inc.               Common         454707100  1,782,237  88,282           Sole                88,282                 0
Ingersoll Rand                    Common         456866102    710,878  12,680         Defined               12,580               100
Intel Corp.                       Common         458140100 20,187,226 268,490         Defined              221,740            46,750
International Business Machine    Common         459200101  2,791,584  23,251         Defined               18,911             4,340
Interpublic Group Cos Inc.        Common         460690100 14,912,998 379,949         Defined              372,799             7,150
Jefferson-Pilot                   Common         475070108  4,669,848  75,548         Defined               68,273             7,275
Johnson and Johnson               Common         478160104  6,199,025  67,610         Defined               46,710            20,900
Johnson Controls                  Common         478366107  1,794,540  27,190         Defined               26,815               375
Kansas City Southern Industries   Common         485170104    680,859  14,525         Defined               14,450                75
Kellogg Co.                       Common         487836108    602,751  16,100         Defined               13,700             2,400
Keycorp New                       Common         493267108    326,903  12,851           Sole                12,851                 0
Lexmark Intl Group Inc Cl. A      Common         529771107  2,147,475  26,030         Defined               22,740             3,290
Lilly (Eli) and Co.               Common         532457108  8,110,863 128,235         Defined              112,245            15,990
Lilly Industries                  Common         532491107    341,406  23,750           Sole                23,750                 0
Lincoln National Corp. of Indiana Common         534187109  4,147,462 110,599         Defined               79,623            30,976
Linear Technology                 Common         535678106  3,713,038  60,745         Defined               60,645               100
Lucent Technologies               Common         549463107 19,438,980 308,247         Defined              288,797            19,450
MBNA Corp                         Common         55262L100  2,800,288 122,417         Defined              116,592             5,825
MCN Energy Group, Inc.            Common         55267J100    507,937  29,025         Defined               28,575               450
MCI Worldcom Inc.                 Common         55268B106    946,666  13,035         Defined               10,785             2,250
Marsh Supermarkets Inc. Cl. B     Common         571783208  3,256,005 255,373           Sole               255,373                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  3,038,479 185,556           Sole               185,556                 0
Marshall & Ilsley                 Common         571834100    378,450   6,525           Sole                 6,525                 0
May Department Stores Co.         Common         577778103    492,096  13,413         Defined               10,063             3,350
McDonald's Corp.                  Common         580135101  4,033,930  94,916         Defined               74,316            20,600
McGraw Hill Companies, Inc.       Common         580645109    225,742   4,740           Sole                 4,740                 0
Medtronic Inc.                    Common         585055106  1,658,918  47,824         Defined               44,262             3,562
Mellon Bank Corp.                 Common         585509102    694,503  21,328         Defined               18,400             2,928
Merck and Co. Inc.                Common         589331107 10,096,819 156,995         Defined              132,295            24,700
Merrill Corporation               Common         590175105    285,307  14,400           Sole                14,400                 0
Merrill Lynch & Co. Inc.          Common         590188108  2,339,415  35,080         Defined                    0            35,080
Microsoft Corp.                   Common         594918104  6,768,258  75,623         Defined               52,623            23,000
Minnesota Mining and ManufacturingCommon         604059105    718,829   7,642         Defined                1,642             6,000
Mobil Corp.                       Common         607059102  7,471,618  76,241         Defined               75,166             1,075
Monsanto Company                  Common         611662107    578,053  16,575         Defined                7,875             8,700
Morgan (J P) & Co.                Common         616880100    804,635   7,101         Defined                1,101             6,000
Morgan Stanley, Dean Witter & Co. Common         617446448    454,677   5,200           Sole                 5,200                 0
Motorola Inc.                     Common         620076109    263,473   2,950         Defined                2,850               100
National City Corporation         Common         635405103  9,130,390 341,323         Defined               34,386           306,937
National Fuel and Gas Co.         Common         636180101  1,191,732  25,255         Defined               24,955               300
Norfolk Southern Corp.            Common         655844108    533,385  21,715         Defined               21,665                50
Nortel Networks Corp.             Common         656569100  5,818,564 115,505         Defined              114,805               700
Old Republic Int'l Corp           Common         680223104  2,661,750 182,000           Sole               182,000                 0
Paychex Inc.                      Common         704326107  7,627,361 232,011         Defined              205,849            26,162
Pepsico Inc.                      Common         713448108  1,689,531  54,501         Defined               28,301            26,200
Pfizer Inc.                       Common         717081103  3,319,509  97,275         Defined               92,475             4,800
Philip Morris Cos Inc.            Common         718154107    477,999  13,880           Sole                13,880                 0
Pitney Bowes                      Common         724479100  7,293,049 123,611         Defined              118,511             5,100
Praxair Inc.                      Common         74005P104    229,554   4,970           Sole                 4,970                 0
T Rowe Price                      Common         741477103  3,379,460 120,695         Defined              106,895            13,800
Procter and Gamble Co.            Common         742718109  5,936,477  61,959         Defined               58,859             3,100
Raytheon Co CL B                  Common         755111408    400,031   8,280         Defined                8,205                75
Royal Dutch Petroleum New         Common         780257804  1,352,758  23,050         Defined               14,650             8,400
SBC Communications                Common         78387G103  3,710,500  74,210         Defined               67,122             7,088
Standard & Poors Depository       Common         78462F103  1,004,358   7,920           Sole                 7,920                 0
Sara Lee Corp.                    Common         803111103  1,726,625  72,700         Defined               68,100             4,600
Schering-Plough Corp.             Common         806605101  6,368,906 153,235         Defined              145,860             7,375
Service Corp. Int'l               Common         817565104    258,830  23,530         Defined               23,530                 0
Sigma-Aldrich Corp.               Common         826552101    280,190   9,075         Defined                9,075                 0
Smithkline Beecham PLC            Common         832378301    346,128   6,000           Sole                 6,000                 0
Solectron Corp.                   Common         834182107  2,302,441  32,400         Defined               29,950             2,450
State Street Corp.                Common         857477103  4,892,861  76,675           Sole                76,675                 0
Sun Microsystems                  Common         866810104  6,706,989  73,250         Defined               70,575             2,675
Sungard Data Systems Inc.         Common         867363103  1,804,946  70,095         Defined               69,595               500
Sybron Intl. Corp.                Common         87114F106    569,525  20,900         Defined               20,400               500
Synovous Financial Corp.          Common         87161C105  3,061,125 174,294         Defined              173,357               937
Sysco Corp.                       Common         871829107  7,170,975 204,885         Defined              198,335             6,550
Tellabs, Inc. Delaware            Common         879664100  4,845,684  85,575         Defined               84,525             1,050
Thomas and Betts Corp.            Common         884315102    213,830   4,250           Sole                 4,250                 0
Time Warner Inc.                  Common         887315109    366,163   6,015           Sole                 6,015                 0
Tyco Intl LTD New                 Common         902124106 12,001,983 119,870         Defined              108,920            10,950
United Technologies Corp.         Common         913017109  2,559,521  44,225         Defined               44,025               200
Vitesse Semiconductor             Common         928497106    552,512   6,208         Defined                2,708             3,500
Wachovia Corp.                    Common         929771103  1,959,267  26,015           Sole                26,015                 0
Wal-Mart Stores Inc.              Common         931142103  1,467,847  32,172           Sole                32,172                 0
Walgreen Company                  Common         931422109  5,928,048 243,202         Defined              242,602               600
Warner-Lambert Co.                Common         934488107  3,051,716  48,730         Defined               46,455             2,275
Werner Enterprise                 Common         950755108  1,474,362  81,909         Defined               80,259             1,650
Willamette Ind., Inc.             Common         969133107  2,354,128  56,640         Defined               56,265               375

GRAND TOTAL                                               597,471,341 12,091,637                        10,275,534       0 1,816,103
                                                          =========== ==========                        ==========       = =========